SUP-0125-1015

AB BOND FUND, INC.

-AB All Market Real Return Portfolio

THE AB POOLING PORTFOLIOS

-AB Multi-Asset Real Return Portfolio

Supplement dated October 27, 2015 to (1) the Prospectus and Summary Prospectuses dated January 30, 2015 of AB All Market Real Return Portfolio, and (2) the Prospectus dated December 31, 2014 of AB Multi-Asset Real Return Portfolio (the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio,” or collectively, as the “Portfolios”.

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PORTFOLIO MANAGERS

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

AB All Market Real Return Portfolio

Employee	Length of Service	Title
Vinod Chathlani	Since October 2015	Assistant Vice President of the Adviser
Daniel J. Loewy	Since March 2015	Senior Vice President of the Adviser
Vadim Zlotnikov	Since March 2015	Senior Vice President of the Adviser

AB Multi-Asset Real Return Portfolio

Employee	Length of Service	Title
Vinod Chathlani	Since October 2015	Assistant Vice President of the Adviser
Daniel J. Loewy	Since March 2015	Senior Vice President of the Adviser
Vadim Zlotnikov	Since March 2015	Senior Vice President of the Adviser

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The following chart for each Portfolio replaces certain information under the heading “Management of the Funds or Portfolios — Portfolio Managers” in the Prospectus for each Portfolio.

AB All Market Real Return Portfolio

The day-to-day management of, and investment decisions for, All Market Real Return Portfolio are made by the Adviser’s All Market Real Return Portfolio Team. The following table lists the senior members of the All Market Real Return Portfolio Team with responsibility for day-to-day management of the Fund’s portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person’s principal occupation during the past five years.

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Vinod Chathlani; since October 2015; Assistant Vice President of the Adviser	Assistant Vice President of the Adviser, with which he has been associated in a similar capacity to his current position since 2013. Prior thereto, he was an investment risk manager at Oppenheimer Funds from July 2013 until December 2013. During 2012, he attended the Masters in Financial Engineering program at UCLA Anderson. Until September 2011, he was a corporate strategist at Reliance Communications since prior to 2010.

Daniel J. Loewy; since March 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2010, and Chief Investment Officer and Co-Head of Multi-Asset Solutions and Chief Investment Officer of Dynamic Asset Allocation.

Vadim Zlotnikov; since March 2015; Senior Vice President of the Adviser	Senior Vice President, Chief Market Strategist, Co-Head of Multi-Asset Solutions, and Chief Investment Officer of Systematic and Index Strategies of the Adviser. Previously, he was Chief Investment Officer of Growth Equities from 2008 until 2010.

AB Multi-Asset Real Return Portfolio

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Multi-Asset Real Return Portfolio Real Asset Strategy Team	Vinod Chathlani; since October 2015; Assistant Vice President of the Adviser	Assistant Vice President of the Adviser, with which he has been associated in a similar capacity to his current position since 2013. Prior thereto, he was an investment risk manager at Oppenheimer Funds from July 2013 until December 2013. During 2012, he attended the Masters in Financial Engineering program at UCLA Anderson. Until September 2011, he was a corporate strategist at Reliance Communications since prior to 2010.

	Daniel J. Loewy; since March 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2010, and Chief Investment Officer and Co-Head of Multi-Asset Solutions and Chief Investment Officer of Dynamic Asset Allocation.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
	Vadim Zlotnikov; since March 2015; Senior Vice President of the Adviser	Senior Vice President, Chief Market Strategist, Co-Head of Multi-Asset Solutions, and Chief Investment Officer of Systematic and Index Strategies of the Adviser. Previously, he was Chief Investment Officer of Growth Equities from 2008 until 2010.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0125-1015